Equity Incentive Plan - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		8 Months Ended		12 Months Ended
	Jan. 12, 2011	Aug. 19, 2014	Aug. 20, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 30, 2014	Dec. 31, 2013	Jan. 25, 2010
Common stock par value				$ 0.01	$ 0.01
Unrecognized compensation cost related to non-vested share arrangements granted				$ 5,999	$ 12,589		$ 13,947
Weighted average period of recognition for unrecognised compensation cost				3 years
Allocated Share-based Compensation Expense				$ 6,590	7,516		7,790
Total fair value of shares vested				$ 477	$ 2,561		$ 5,394
Equity Incentive Plan 2008
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								21,834,055
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011
Ocean Rig's shares granted	360,000
Vesting period	8 years
Vested number of shares				240,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share-based Compensation Award, Tranche One
Vested number of shares on grant date	40,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share-based Compensation Award, Tranche Two
Rights exercise period	11 months 18 days
Vested In Period	40,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share-based Compensation Award, Tranche Three
Rights exercise period	1 year 11 months 18 days
Vested In Period	40,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share Based Compensation Award, Tranche Four
Rights exercise period	2 years 11 months 18 days
Vested In Period	40,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share Based Compensation Award, Tranche Five
Rights exercise period	3 years 11 months 18 days
Vested In Period	40,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share Based Compensation Award, Tranche Six
Rights exercise period	4 years 11 months 18 days
Vested In Period	40,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share Based Compensation Award, Tranche Seven
Rights exercise period	5 years 11 months 18 days
Vested In Period	40,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share Based Compensation Award, Tranche Eight
Rights exercise period	6 years 11 months 18 days
Vested In Period	40,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share Based Compensation Award, Tranche Nine
Rights exercise period	7 years 11 months 18 days
Vested In Period	40,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Before the reverse stock split
Ocean Rig's shares granted	9,000,000
Grant date fair value	$ 5.5
Vested number of shares				6,000,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Before the reverse stock split | Share-based Compensation Award, Tranche One
Vested number of shares on grant date	1,000,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Before the reverse stock split | Share-based Compensation Award, Tranche Two
Vested In Period	1,000,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Before the reverse stock split | Share-based Compensation Award, Tranche Three
Vested In Period	1,000,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Before the reverse stock split | Share Based Compensation Award, Tranche Four
Vested In Period	1,000,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Before the reverse stock split | Share Based Compensation Award, Tranche Five
Vested In Period	1,000,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Before the reverse stock split | Share Based Compensation Award, Tranche Six
Vested In Period	1,000,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Before the reverse stock split | Share Based Compensation Award, Tranche Seven
Vested In Period	1,000,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Before the reverse stock split | Share Based Compensation Award, Tranche Eight
Vested In Period	1,000,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Before the reverse stock split | Share Based Compensation Award, Tranche Nine
Vested In Period	1,000,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 20 August 2013
Ocean Rig's shares granted			40,000
Vesting period			2 years
Common stock par value			$ 0.01
Vested number of shares				40,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 20 August 2013 | Share-based Compensation Award, Tranche One
Vested number of shares on grant date			13,334
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 20 August 2013 | Share-based Compensation Award, Tranche Two
Rights exercise period			1 year
Vested In Period			13,333
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 20 August 2013 | Share-based Compensation Award, Tranche Three
Rights exercise period			2 years
Vested In Period			13,333
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 20 August 2013 | Before the reverse stock split
Ocean Rig's shares granted			1,000,000
Grant date fair value			$ 2.01
Vested number of shares				1,000,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 20 August 2013 | Before the reverse stock split | Share-based Compensation Award, Tranche One
Vested number of shares on grant date			333,334
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 20 August 2013 | Before the reverse stock split | Share-based Compensation Award, Tranche Two
Vested In Period			333,333
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 20 August 2013 | Before the reverse stock split | Share-based Compensation Award, Tranche Three
Vested In Period			333,333
Fabiana Services S.A. | Consultancy Agreement Compensation Committee Approval On 19 August 2014
Ocean Rig's shares granted		48,000
Vesting period		3 years
Common stock par value		$ 0.01
Vested number of shares				32,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee Approval On 19 August 2014 | Share-based Compensation Award, Tranche One
Rights exercise period		4 months 13 days
Vested In Period		16,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee Approval On 19 August 2014 | Share-based Compensation Award, Tranche Two
Rights exercise period		1 year 4 months 13 days
Vested In Period		16,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee Approval On 19 August 2014 | Share-based Compensation Award, Tranche Three
Rights exercise period		2 years 4 months 13 days
Vested In Period		16,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee Approval On 19 August 2014 | Before the reverse stock split
Ocean Rig's shares granted		1,200,000
Grant date fair value		$ 3.26
Vested number of shares				800,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee Approval On 19 August 2014 | Before the reverse stock split | Share-based Compensation Award, Tranche One
Vested In Period		400,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee Approval On 19 August 2014 | Before the reverse stock split | Share-based Compensation Award, Tranche Two
Vested In Period		400,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee Approval On 19 August 2014 | Before the reverse stock split | Share-based Compensation Award, Tranche Three
Vested In Period		400,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee Approval On 30 December 2014
Ocean Rig's shares granted						84,000
Vesting period						3 years
Common stock par value						$ 0.01
Vested number of shares				28,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee Approval On 30 December 2014 | Share-based Compensation Award, Tranche One
Rights exercise period						1 year 1 day
Vested In Period						28,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee Approval On 30 December 2014 | Share-based Compensation Award, Tranche Two
Rights exercise period						2 years 1 day
Vested In Period						28,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee Approval On 30 December 2014 | Share-based Compensation Award, Tranche Three
Rights exercise period						3 years 1 day
Vested In Period						28,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee Approval On 30 December 2014 | Before the reverse stock split
Ocean Rig's shares granted						2,100,000
Grant date fair value						$ 1.07
Vested number of shares				700,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee Approval On 30 December 2014 | Before the reverse stock split | Share-based Compensation Award, Tranche One
Vested In Period						700,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee Approval On 30 December 2014 | Before the reverse stock split | Share-based Compensation Award, Tranche Two
Vested In Period						700,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee Approval On 30 December 2014 | Before the reverse stock split | Share-based Compensation Award, Tranche Three
Vested In Period						700,000